Share-based compensation - Fair value inputs (Details)	6 Months Ended
	Jun. 30, 2023 yr $ / shares	Jun. 30, 2022 $ / shares
Share-Based Payment Arrangements [Abstract]
Weighted average stock price valuation (in cad per share)	$ 52.15	$ 45.09
Weighted average exercise price (in cad per share)	$ 52.15	$ 45.09
Risk-free interest rate	3.00%	2.51%
Expected life in years	4.5	6.25
Expected dividend yield	0.00%	0.00%
Volatility	65.00%	62.00%
Weighted average fair value of options issued (in cad per share)	$ 28.14	$ 26.78